Expense Example {- Fidelity International High Dividend ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International High Dividend ETF - Fidelity International High Dividend ETF
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493